OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
OTHER CURRENT ASSETS
Prepaid expense	$ 326,893	$ 39,083
Other receivables	129,612	247,481
Total other current assets	$ 456,505	$ 286,564